Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Capital commitments [abstract]
Schedule of financial disbursements of contractual commitments
As at December 31, 2020, the Company had contractually assumed the commitment to acquire 132 aircraft, 94 directly from manufacturers and 38 from lessors (147 as at December 31, 2019, 94 directly from manufacturers and 53 from lessors). The related financial disbursements calculated at present value are shown below:

	December 31,
Description	2020	2019

2020	—	3,011,655
2021	1,941,843	3,318,239
2022	855,247	3,628,931
2023	565,661	4,122,212
2024	1,533,423	1,925,315
2025	1,351,477	1,901,725
After 2025	3,926,183	4,955,775
	10,173,834	22,863,852